Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	$ 2,120		$ 2,071
Assets, Net gains (losses) In operations	306	[1]	75	[2]
Assets, Net gains (losses) In OCI	63		28
Assets, Purchases	330		262
Assets, Sales	(288)		(513)
Assets, Transfers in to Level 3	91		261
Assets, Transfers out of Level 3	(415)		(64)
Assets, ending balance	2,207		2,120
Liability value, beginning balance	348		71
Net (losses) gains In operations	648	[3]	277	[2]
Liability, Net gains (losses) In operations	0		0
Liability, Purchases	0		0
Liability, Sales	0		0
Liability, Transfers into Level 3	0		0
Liability, Transfers out of Level 3	0		0
Liability value, ending balance	996		348
Fixed maturity securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	1,421		1,228
Assets, Net gains (losses) In operations	4	[1]	(12)	[2]
Assets, Net gains (losses) In OCI	63		39
Assets, Purchases	74		147
Assets, Sales	(176)		(178)
Assets, Transfers in to Level 3	91		261
Assets, Transfers out of Level 3	(415)		(64)
Assets, ending balance	1,062		1,421
Other [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	1		37
Assets, Net gains (losses) In operations	(1)	[1]	8	[2]
Assets, Net gains (losses) In OCI			(11)
Assets, Purchases	17
Assets, Sales	(3)		(33)
Assets, ending balance	14		1
Derivative Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	633		445
Assets, Net gains (losses) In operations	307	[1]	92	[2]
Assets, Purchases	239		115
Assets, Sales	(109)		(19)
Assets, ending balance	1,070		633
Separate Account Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	65		361
Assets, Net gains (losses) In operations	(4)	[1]	(13)	[2]
Assets, Sales			(283)
Assets, ending balance	$ 61		$ 65

[1]	Excludes $649 million of separate account assets that use net asset value ("NAV") as a practical expedient to estimate fair value.
[2]	1 Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company's earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $(157) million for future policy benefits and claims, $145 million for derivative assets, and $(4) million for derivative liabilities and $(2) million for other investments at fair value.
[3]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company's earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, $(10) million for derivative liabilities and $(1) million for other investments at fair value.